Expense Example - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Value Fund - Fidelity Small Cap Value Fund
Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 106
3 years	331
5 years	574
10 years	$ 1,271